Note 7 - Income and Mining Taxes - Schedule of Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued reclamation costs	$ 33,451	$ 33,007
Deferred exploration	22,341	22,584
Foreign net operating losses	52,091	71,391
Domestic net operating losses	214,137	211,381
Foreign exchange loss	22,247	24,235
Foreign tax credit carryforward	2,026	2,493
Miscellaneous	35,060	39,628
Total deferred tax assets	381,353	404,719
Valuation allowance	(100,910)	(72,856)	$ (39,152)	$ (77,210)
Total deferred tax assets	280,443	331,863
Deferred tax liabilities:
Miscellaneous	(12,950)	(9,020)
Properties, plants and equipment	(369,445)	(427,584)
Total deferred tax liabilities	(382,395)	(436,604)
Net deferred tax liability	$ (101,952)	$ (104,741)